Nuveen Short Duration Credit Opportunities
Fund
Portfolio of Investments October 31, 2022
(Unaudited)
JSD
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
LONG-TERM INVESTMENTS - 163.3%   (99.7% of Total Investments)
X 182,438,805 VARIABLE RATE SENIOR LOAN INTERESTS - 134.9% (82.4% of Total Investments) (2)
X 182,438,805
Aerospace & Defense - 2.2% (1.4% of Total Investments)
$ 921 Sequa Mezzanine Holdings
L.L.C., Term Loan, (cash
6.750%, PIK 1.000%)
9.760% 3-Month LIBOR 6.750% 7/31/23 BB- $ 920,653
80 TransDigm, Inc., Term Loan E 5.924% 3-Month LIBOR 2.250% 5/30/25 Ba3 78,102
1,803 TransDigm, Inc., Term Loan F 5.924% 3-Month LIBOR 2.250% 12/09/25 Ba3 1,763,524
244 TransDigm, Inc., Term Loan G 5.924% 3-Month LIBOR 2.250% 8/22/24 Ba3 240,834
3,048 Total Aerospace & Defense 3,003,113
Airlines - 3.5% (2.1% of Total Investments)
742 AAdvantage Loyalty IP Ltd.,
Term Loan
8.993% 3-Month LIBOR 4.750% 4/20/28 Ba2 735,888
155 American Airlines, Inc., Term
Loan
5.412% 1-Month LIBOR 2.000% 12/14/23 Ba3 154,765
763 American Airlines, Inc., Term
Loan, First Lien
5.504% 1-Month LIBOR 1.750% 1/29/27 Ba3 711,317
1,451 Kestrel Bidco Inc., Term Loan
B
5.993% 1-Month LIBOR 3.000% 12/11/26 BB- 1,274,356
375 Mileage Plus Holdings LLC,
Term Loan B
8.777% 3-Month LIBOR 5.250% 6/20/27 Baa3 383,849
700 SkyMiles IP Ltd., Term Loan B 7.993% 3-Month LIBOR 3.750% 10/20/27 Baa1 707,441
739 United Airlines, Inc., Term
Loan B
8.108% 3-Month LIBOR 3.750% 4/21/28 Ba1 723,103
4,925 Total Airlines 4,690,719
Auto Components - 1.1% (0.7% of Total Investments)
82 Adient US LLC, Term Loan B 7.004% 1-Month LIBOR 3.250% 4/08/28 BB+ 79,029
845 Clarios Global LP, Term Loan
B
7.004% 1-Month LIBOR 3.250% 4/30/26 B1 823,748
209 DexKo Global Inc., Term
Loan B
7.476% 1 + 3 Month
LIBOR
3.750% 10/04/28 B1 190,517
449 Superior Industries
International, Inc., Term Loan
B, First Lien
7.754% 1-Month LIBOR 4.000% 5/23/24 Ba3 431,603
1,585 Total Auto Components 1,524,897
Beverages - 2.2% (1.3% of Total Investments)
403 Arterra Wines Canada, Inc.,
Term Loan
7.142% 3-Month LIBOR 3.500% 11/25/27 B1 369,189
309 City Brewing Company, LLC,
Term Loan
6.814% 1-Month LIBOR 3.500% 4/05/28 B- 213,127
748 Naked Juice LLC, Term Loan 6.903% SOFR90A 3.250% 1/20/29 Ba3 685,866
82 Naked Juice LLC, Term Loan,
Second Lien
9.653% 3-Month LIBOR 6.000% 1/20/30 B3 72,570
750 Sunshine Investments B.V.,
Term Loan
6.962% SOFR90A 4.250% 5/05/29 B+ 725,625
1,002 Triton Water Holdings, Inc,
Term Loan
7.174% 3-Month LIBOR 3.500% 3/31/28 B1 896,319
3,294 Total Beverages 2,962,696

Nuveen Short Duration Credit Opportunities Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JSD
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Biotechnology - 0.8% (0.5% of Total Investments)
$ 1,096 Grifols Worldwide
Operations USA, Inc., Term
Loan B
5.754% 1-Month LIBOR 2.000% 11/15/27 BB+ $ 1,054,351
Building Products - 1.8% (1.1% of Total Investments)
1,140 Chamberlain Group Inc, Term
Loan B
7.132% 1-Month LIBOR 3.500% 10/22/28 B 1,040,804
307 Cornerstone Building Brands,
Inc., Term Loan B
6.589% 1-Month LIBOR 3.250% 4/12/28 B 259,072
155 Griffon Corporation, Term
Loan B
6.268% SOFR30A +
Prime
2.500% 1/19/29 BB 151,823
563 Quikrete Holdings, Inc., Term
Loan, First Lien
6.379% 1-Month LIBOR 2.625% 1/31/27 Ba2 547,804
332 Standard Industries Inc., Term
Loan B
6.675% 6-Month LIBOR 2.500% 9/22/28 BBB- 325,884
124 Zurn Holdings, Inc., Term
Loan B
5.754% 1-Month LIBOR 2.000% 10/04/28 BB 122,868
2,621 Total Building Products 2,448,255
Capital Markets - 0.4% (0.2% of Total Investments)
606 Astra Acquisition Corp., Term
Loan, First Lien
9.004% 1-Month LIBOR 5.250% 10/22/28 BB- 530,525
Chemicals - 1.6% (1.0% of Total Investments)
211 ASP Unifrax Holdings Inc,
Term Loan B
7.424% 3-Month LIBOR 3.750% 12/12/25 BB 194,247
390 Diamond (BC) B.V., Term
Loan B
7.163% 1 + 3 Month
LIBOR
2.750% 9/29/28 Ba3 365,772
635 Discovery Purchaser
Corporation, Term Loan
7.967% SOFR90A 4.375% 8/03/29 B- 582,613
255 INEOS Styrolution US
Holding LLC, Term Loan B
6.504% 1-Month LIBOR 2.750% 1/29/26 BB+ 240,988
407 Ineos US Finance LLC, Term
Loan B
5.754% 1-Month LIBOR 2.000% 3/31/24 BBB- 404,655
40 Kraton Corporation, Term
Loan
6.718% SOFR90A 3.250% 3/15/29 BB 38,541
68 PMHC II, Inc., Term Loan B 8.494% SOFR90A 4.250% 2/03/29 B- 53,505
286 Trinseo Materials Operating
S.C.A., Term Loan, (DD1)
5.754% 1-Month LIBOR 2.000% 9/09/24 Ba2 267,852
2,292 Total Chemicals 2,148,173
Commercial Services & Supplies - 3.2% (2.0% of Total Investments)
479 Amentum Government
Services Holdings LLC, Term
Loan
7.382% SOFR90A 4.000% 2/07/29 B1 464,833
198 Anticimex International AB,
Term Loan B1
6.570% 3-Month LIBOR 3.500% 11/16/28 B 193,041
375 Covanta Holding
Corporation, Term Loan B
6.229% 1-Month LIBOR 2.500% 11/30/28 Ba1 370,678
28 Covanta Holding
Corporation, Term Loan C
6.229% 1-Month LIBOR 2.500% 11/30/28 Ba1 27,906
289 Garda World Security
Corporation, Term Loan B
7.240% 3-Month LIBOR 4.250% 10/30/26 BB+ 275,671
641 GFL Environmental Inc., Term
Loan
7.415% 3-Month LIBOR 3.000% 5/30/25 N/R 638,286
1,222 Intrado Corporation, Term
Loan, (DD1)
8.415% 3-Month LIBOR 4.000% 10/10/24 B2 1,080,538
186 Prime Security Services
Borrower, LLC, Term Loan
5.303% 6-Month LIBOR 2.750% 9/23/26 BB- 184,179

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Commercial Services & Supplies (continued)
$ 219 Vertical US Newco Inc, Term
Loan B
6.871% 6-Month LIBOR 3.500% 7/31/27 B+ $ 208,412
667 West Corporation, Term Loan
B1, (DD1)
7.915% 3-Month LIBOR 3.500% 10/10/24 B2 585,504
322 WIN Waste Innovations
Holdings, Inc., Term Loan B
6.424% 3-Month LIBOR 2.750% 3/25/28 B+ 318,044
4,626 Total Commercial Services & Supplies 4,347,092
Communications Equipment - 3.6% (2.2% of Total Investments)
438 CommScope, Inc., Term
Loan B
7.004% 1-Month LIBOR 3.250% 4/04/26 B1 418,646
1,027 Delta TopCo, Inc., Term Loan
B
6.832% 3-Month LIBOR 3.750% 12/01/27 B2 940,303
200 EOS Finco Sarl, Term Loan 9.612% CME Term
SOFR 3 Month
6.000% 8/03/29 B2 191,750
1,351 Maxar Technologies Ltd.,
Term Loan B
8.079% SOFR30A 4.350% 6/09/29 B+ 1,298,507
611 MLN US HoldCo LLC, Term
Loan
11.121% SOFR30A 2.000% 11/01/27 0 565,097
1,816 MLN US HoldCo LLC, Term
Loan, First Lien, (DD1)
8.252% 3-Month LIBOR 4.500% 11/30/25 B3 950,361
587 Riverbed Technology, Inc.,
Exit Term Loan, (cash 7.000%,
PIK 2.000%)
9.200% 1-Month LIBOR 6.000% 12/07/26 Caa1 229,699
249 ViaSat, Inc., Term Loan 8.343% CME Term
SOFR 1 Month
4.500% 3/04/29 BB+ 238,310
6,279 Total Communications Equipment 4,832,673
Construction & Engineering - 0.6% (0.4% of Total Investments)
71 Aegion Corporation, Term
Loan
8.504% 1-Month LIBOR 4.750% 5/17/28 B 65,276
352 Centuri Group, Inc, Term
Loan B
5.570% Prime +
3-Month LIBOR
2.500% 8/27/28 Ba2 345,617
360 Osmose Utilities Services,
Inc., Term Loan
6.882% 1-Month LIBOR 3.250% 6/22/28 B 334,456
142 Pike Corporation, Term Loan
B
6.760% 1-Month LIBOR 3.000% 1/21/28 Ba3 139,882
925 Total Construction & Engineering 885,231
Consumer Finance - 1.1% (0.7% of Total Investments)
1,460 Fleetcor Technologies
Operating Company, LLC,
Term Loan B4
5.504% 1-Month LIBOR 1.750% 4/30/28 BB+ 1,435,620
Containers & Packaging - 2.0% (1.2% of Total Investments)
660 Berry Global, Inc., Term Loan
Z
5.050% 3-Month LIBOR 1.750% 7/01/26 BBB- 651,660
418 Charter NEX US, Inc., Term
Loan
7.504% 1-Month LIBOR 3.750% 12/01/27 B 405,606
284 Clydesdale Acquisition
Holdings Inc, Term Loan B
8.004% SOFR30A 4.175% 3/30/29 B 274,293
27 Klockner-Pentaplast of
America, Inc., Term Loan B
8.259% 6-Month LIBOR 4.750% 2/09/26 B 22,722
346 Reynolds Group Holdings
Inc. , Term Loan B
7.254% 1-Month LIBOR 3.500% 9/24/28 B+ 337,096
193 Reynolds Group Holdings
Inc. , Term Loan B2
7.004% 1-Month LIBOR 3.250% 2/05/26 B+ 188,149
835 TricorBraun Holdings, Inc.,
Term Loan
7.004% 1-Month LIBOR 3.250% 3/03/28 B2 792,874
2,763 Total Containers & Packaging 2,672,400

Nuveen Short Duration Credit Opportunities Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JSD
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Diversified Consumer Services - 0.5% (0.3% of Total Investments)
$ 216 GT Polaris, Inc., Term Loan 8.165% 3-Month LIBOR 3.750% 9/24/27 BB- $ 198,506
491 Spin Holdco Inc., Term Loan 7.144% 3-Month LIBOR 4.000% 3/04/28 B- 434,245
707 Total Diversified Consumer Services 632,751
Diversified Financial Services - 1.1% (0.7% of Total Investments)
111 Avaya, Inc., Term Loan B2 7.412% 1-Month LIBOR 4.000% 12/15/27 Caa2 53,713
373 Avolon TLB Borrower 1 (US)
LLC, Term Loan B3
5.239% 1-Month LIBOR 1.750% 1/15/25 Baa2 366,878
708 Avolon TLB Borrower 1 (US)
LLC, Term Loan B4
4.989% 1-Month LIBOR 1.500% 2/12/27 Baa2 692,083
746 Ditech Holding Corporation,
Term Loan(5)
0.000% N/A 0.000% 12/19/22 N/R 93,202
289 Trans Union, LLC, Term Loan
B6
6.004% 1-Month LIBOR 2.250% 12/01/28 BBB- 285,002
2,227 Total Diversified Financial Services 1,490,878
Diversified Telecommunication Services - 4.6% (2.8% of Total Investments)
371 Altice France S.A., Term Loan
B12
7.767% 3-Month LIBOR 3.688% 1/31/26 B 335,212
1,337 Altice France S.A., Term Loan
B13
6.905% 3-Month LIBOR 4.000% 8/14/26 B 1,229,218
2,556 CenturyLink, Inc., Term Loan
B
6.004% 1-Month LIBOR 2.250% 3/15/27 BB+ 2,386,310
332 Cincinnati Bell, Inc., Term
Loan B2
7.079% SOFR30A 3.250% 11/23/28 B+ 326,253
426 Connect Finco Sarl, Term
Loan B
7.260% 1-Month LIBOR 3.500% 12/12/26 B+ 412,519
284 Cyxtera DC Holdings, Inc.,
Term Loan B, (DD1)
7.360% 3-Month LIBOR 3.000% 5/01/24 B 244,678
1,294 Frontier Communications
Corp., Term Loan B
7.438% 3-Month LIBOR 3.750% 10/08/27 BB+ 1,228,579
6,600 Total Diversified Telecommunication Services 6,162,769
Electric Utilities - 0.6% (0.4% of Total Investments)
346 ExGen Renewables IV, LLC,
Term Loan
5.570% 3-Month LIBOR 2.500% 12/15/27 BB- 343,299
440 Talen Energy Supply, LLC,
Term Loan B, (WI/DD)(5)
TBD TBD TBD TBD N/R 445,227
786 Total Electric Utilities 788,526
Electrical Equipment - 0.1% (0.1% of Total Investments)
170 Vertiv Group Corporation,
Term Loan B
5.878% 1 + 6 Month
LIBOR
2.750% 3/02/27 BB- 163,682
Electronic Equipment, Instruments & Components - 1.5% (0.9% of Total Investments)
550 II-VI Incorporated, Term Loan
B
5.878% 1-Month LIBOR 2.750% 7/01/29 BBB- 536,937
1,106 Ingram Micro Inc., Term Loan
B
7.174% 3-Month LIBOR 3.500% 7/02/28 BB+ 1,072,129
405 TTM Technologies, Inc., Term
Loan
5.628% 1-Month LIBOR 2.500% 9/28/24 BB+ 401,655
2,061 Total Electronic Equipment, Instruments & Components 2,010,721
Entertainment - 1.8% (1.1% of Total Investments)
640 AMC Entertainment
Holdings, Inc. , Term Loan B
6.314% 1-Month LIBOR 3.000% 4/22/26 B- 456,891
1,265 Crown Finance US, Inc., Term
Loan(5)
0.000% 12-Month
LIBOR
0.000% 2/28/25 D 413,016
114 Crown Finance US, Inc., Term
Loan(5)
0.000% 12-Month
LIBOR
0.000% 9/20/26 D 35,346

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Entertainment (continued)
$ 101 Crown Finance US, Inc., Term
Loan B1
13.178% 6-Month LIBOR 8.250% 5/23/24 D $ 108,474
219 Diamond Sports Group, LLC,
Term Loan
11.208% SOFR30A 8.100% 5/19/26 B 211,562
482 Diamond Sports Group, LLC,
Term Loan, Second Lien
6.458% SOFR30A 3.350% 8/24/26 CCC+ 96,313
325 Lions Gate Capital Holdings
LLC, Term Loan B
6.004% 1-Month LIBOR 2.250% 3/24/25 Ba2 319,533
456 Springer Nature Deutschland
GmbH, Term Loan B18
6.674% 1-Month LIBOR 3.000% 8/14/26 BB+ 449,830
13 Univision Communications
Inc., Term Loan C5
6.504% 1-Month LIBOR 2.750% 3/15/24 B+ 12,506
405 Virgin Media Bristol LLC,
Term Loan Q
6.662% 1-Month LIBOR 3.250% 1/31/29 BB+ 399,798
4,020 Total Entertainment 2,503,269
Food & Staples Retailing - 0.4% (0.2% of Total Investments)
222 US Foods, Inc., 5.754% 1-Month LIBOR 2.000% 9/13/26 BB 218,683
269 US Foods, Inc., Term Loan B 6.504% 1-Month LIBOR 2.750% 11/22/28 BB 265,235
491 Total Food & Staples Retailing 483,918
Food Products - 0.7% (0.4% of Total Investments)
249 CHG PPC Parent LLC, Term
Loan
6.632% 1-Month LIBOR 3.000% 12/08/28 B1 241,287
146 Froneri International Ltd.,
Term Loan
6.004% 1-Month LIBOR 2.250% 1/31/27 B+ 141,853
325 Sycamore Buyer LLC, Term
Loan B
6.090% 1-Month LIBOR 2.250% 7/22/29 BB+ 319,922
291 UTZ Quality Foods, LLC, Term
Loan B
6.843% CME Term
SOFR 1 Month
3.000% 1/20/28 B1 286,061
1,011 Total Food Products 989,123
Health Care Equipment & Supplies - 5.4% (3.3% of Total Investments)
2,060 Bausch & Lomb, Inc., Term
Loan
6.989% SOFR90A 3.250% 5/05/27 BB- 1,934,702
1,267 Carestream Health, Inc., Term
Loan
11.153% CME Term
SOFR 3 Month
+  SOFR90A
7.500% 9/30/27 B- 1,086,462
206 Embecta Corp, Term Loan B 6.553% SOFR90A 3.000% 1/27/29 Ba3 200,802
264 ICU Medical, Inc., Term Loan
B
5.893% SOFR30A +
SOFR90A +
CME Term
SOFR 2 Month
2.250% 12/14/28 BBB- 258,485
3,133 Medline Borrower, LP, Term
Loan B
7.004% 1-Month LIBOR 3.250% 10/21/28 BB- 2,886,511
638 Viant Medical Holdings, Inc.,
Term Loan, First Lien
7.504% 1-Month LIBOR 3.750% 7/02/25 B3 567,330
448 Vyaire Medical, Inc., Term
Loan B
8.505% 3-Month LIBOR 4.750% 4/16/25 Caa1 328,315
8,016 Total Health Care Equipment & Supplies 7,262,607
Health Care Providers & Services - 11.0% (6.7% of Total Investments)
91 ADMI Corp., Term Loan B2 7.129% 1-Month LIBOR 3.375% 12/23/27 B 81,138
742 AHP Health Partners, Inc.,
Term Loan B
7.254% 1-Month LIBOR 3.500% 8/23/28 B1 708,623
326 DaVita, Inc. , Term Loan B 5.504% 1-Month LIBOR 1.750% 8/12/26 BBB- 315,685
43 Element Materials
Technology Group US
Holdings Inc, Term Loan, (WI/
DD)(6)
TBD TBD TBD TBD B1 41,433

Nuveen Short Duration Credit Opportunities Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JSD
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Health Care Providers & Services (continued)
$ 92 Element Materials
Technology Group US
Holdings Inc., Term Loan,
(WI/DD)
TBD TBD TBD TBD B1 $ 89,771
797 Gainwell Acquisition Corp.,
Term Loan B
7.674% 3-Month LIBOR 4.000% 10/01/27 BB- 759,248
99 Global Medical Response,
Inc., Term Loan
8.004% 1-Month LIBOR 4.250% 3/14/25 B 77,136
1,072 Global Medical Response,
Inc., Term Loan B
7.378% 1-Month LIBOR 4.250% 10/02/25 B 836,002
1,410 ICON Luxembourg S.A.R.L.,
Term Loan
5.938% 3-Month LIBOR 2.250% 7/01/28 BB+ 1,398,472
440 National Mentor Holdings,
Inc., Term Loan
7.467% 1 + 3 Month
LIBOR
3.750% 3/02/28 B- 315,858
6 National Mentor Holdings,
Inc., Term Loan C
7.430% 3-Month LIBOR 3.750% 3/02/28 B- 4,406
647 Onex TSG Intermediate
Corp., Term Loan B
9.165% 3-Month LIBOR 4.750% 2/26/28 B 578,357
2,460 Parexel International
Corporation, Term Loan, First
Lien
7.004% 1-Month LIBOR 3.250% 11/15/28 B1 2,374,487
912 Phoenix Guarantor Inc, Term
Loan B
7.004% 1-Month LIBOR 3.250% 3/05/26 B1 877,077
492 Phoenix Guarantor Inc, Term
Loan B3
7.254% 1-Month LIBOR 3.500% 3/05/26 B1 474,300
103 Quorum Health Corporation,
Term Loan(5)
12.034% 3-Month LIBOR 8.250% 4/29/25 Caa1 70,594
2,177 RegionalCare Hospital
Partners Holdings, Inc., Term
Loan B
8.165% 3-Month LIBOR 3.750% 11/16/25 B1 1,931,765
1,488 Select Medical Corporation,
Term Loan B
6.260% 1-Month LIBOR 2.500% 3/06/25 Ba2 1,451,302
1,554 Surgery Center Holdings,
Inc., Term Loan
7.070% 1-Month LIBOR 3.750% 8/31/26 B1 1,486,994
400 Team Health Holdings, Inc.,
Term Loan B
8.979% SOFR30A 5.250% 2/02/27 B 334,809
314 Team Health Holdings, Inc.,
Term Loan, First Lien
6.504% 1-Month LIBOR 2.750% 2/06/24 B 288,350
492 US Radiology Specialists, Inc.,
Term Loan
8.924% 3-Month LIBOR 5.250% 12/15/27 B- 443,172
16,157 Total Health Care Providers & Services 14,938,979
Health Care Technology - 0.3% (0.2% of Total Investments)
65 Athenahealth, Inc., Term
Loan(6)
3.500% SOFR30A 3.500% 1/27/29 B+ 59,755
384 Athenahealth, Inc., Term
Loan B
6.967% SOFR30A 3.500% 1/27/29 B+ 351,676
449 Total Health Care Technology 411,431
Hotels - 0.9% (0.5% of Total Investments)
125 Crown Finance US Inc, Term
Loan, (WI/DD)
TBD TBD TBD TBD N/R 125,358
270 Entain Holdings Gibraltar Ltd,
Term Loan, (WI/DD)
TBD TBD TBD TBD Ba1 266,204
310 Penn National Gaming, Inc.,
Term Loan B
6.579% SOFR30A 2.750% 4/20/29 BB 305,737
500 Stars Group Holdings B.V.
(The), Term Loan B
6.781% CME Term
SOFR 3 Month
3.250% 7/04/28 BBB- 494,375
1,205 Total Hotels 1,191,674

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Hotels, Restaurants & Leisure - 18.8% (11.5% of Total Investments)
$ 247 24 Hour Fitness Worldwide,
Inc., Exit Term Loan, (cash
0.220%, PIK 5.000%)
8.642% 3-Month LIBOR 5.000% 12/29/25 CCC- $ 26,555
118 24 Hour Fitness Worldwide,
Inc., Exit Term Loan
17.328% 3-Month LIBOR 12.000% 9/29/26 Caa3 117,684
197 Alterra Mountain Company,
Term Loan
7.254% 1-Month LIBOR 3.500% 8/17/28 B+ 192,516
2,171 B.C. Unlimited Liability
Company, Term Loan B4
5.504% 1-Month LIBOR 1.750% 11/19/26 BB+ 2,115,921
3,050 Caesars Resort Collection,
LLC, Term Loan B, First Lien
6.504% 1-Month LIBOR 2.750% 12/22/24 B+ 3,021,363
210 Caesars Resort Collection,
LLC, Term Loan B1
7.254% 1-Month LIBOR 3.500% 7/20/25 B+ 208,651
368 Carnival Corporation, Term
Loan B
6.127% 6-Month LIBOR 3.250% 10/18/28 BB- 338,465
712 Carnival Corporation, Term
Loan B
5.877% 6-Month LIBOR 3.000% 6/30/25 Ba2 669,708
774 Churchill Downs
Incorporated, Term Loan B1
5.760% 1-Month LIBOR 2.000% 3/17/28 BBB- 752,140
1,953 ClubCorp Holdings, Inc.,
Term Loan B
6.424% 3-Month LIBOR 2.750% 9/18/24 B2 1,764,538
293 Crown Finance US, Inc., Term
Loan(6)
6.040% 12-Month
LIBOR
0.000% 5/31/23 CCC+ 89,853
187 Crown Finance US, Inc., Term
Loan B1, (cash 7.132%, PIK
8.250%)(5)
7.625% 3-Month LIBOR 7.000% 5/23/24 D 222,294
3,208 Delta 2 (LUX) S.a.r.l., Term
Loan
6.254% 1-Month LIBOR 2.500% 2/01/24 BB- 3,208,525
1,994 Equinox Holdings, Inc., Term
Loan, First Lien
6.674% 3-Month LIBOR 3.000% 3/08/24 CCC 1,471,914
1,996 Fertitta Entertainment, LLC,
Term Loan B
7.729% SOFR30A 4.000% 1/27/29 B 1,878,028
1,154 IRB Holding Corp, Term Loan
B
6.208% SOFR30A 3.000% 12/15/27 B+ 1,126,442
418 Life Time Fitness Inc , Term
Loan B
7.820% 3-Month LIBOR 4.750% 12/15/24 B 413,629
385 NASCAR Holdings, Inc, Term
Loan B
6.254% 1-Month LIBOR 2.500% 10/18/26 BBB- 383,972
501 PCI Gaming Authority, Term
Loan
6.254% 1-Month LIBOR 2.500% 5/31/26 BBB- 495,549
350 Scientific Games Holdings LP,
Term Loan B
7.097% SOFR90A 3.500% 2/04/29 BB- 330,402
1,193 Scientific Games
International, Inc., Term Loan
6.402% SOFR30A 3.000% 4/07/29 BB 1,179,839
495 SeaWorld Parks &
Entertainment, Inc., Term
Loan B
6.813% 1-Month LIBOR 3.000% 8/25/28 BB 484,016
2,075 Stars Group Holdings B.V.
(The), Term Loan
4.500% 3-Month LIBOR 2.250% 7/10/25 BBB 2,041,698
1,438 Station Casinos LLC, Term
Loan B
6.010% 1-Month LIBOR 2.250% 2/08/27 BB- 1,410,676
906 Twin River Worldwide
Holdings, Inc., Term Loan B
6.550% 3-Month LIBOR 3.250% 10/01/28 BB+ 843,930
675 William Morris Endeavor
Entertainment, LLC, Term
Loan, First Lien
6.510% 1-Month LIBOR 2.750% 5/16/25 B 659,915
27,068 Total Hotels, Restaurants & Leisure 25,448,223

Nuveen Short Duration Credit Opportunities Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JSD
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Household Durables - 1.5% (0.9% of Total Investments)
$ 116 AI Aqua Merger Sub Inc,
Term Loan, (WI/DD)
TBD TBD TBD TBD B3 $ 107,976
509 AI Aqua Merger Sub Inc,
Term Loan B, (WI/DD)
TBD TBD TBD TBD B3 475,096
1,047 AI Aqua Merger Sub, Inc.,
Term Loan B, First Lien
6.858% SOFR30A 3.750% 7/30/28 B3 976,897
486 Serta Simmons Bedding, LLC,
Term Loan(5)
10.793% 1-Month LIBOR 7.500% 8/10/23 CCC+ 243,663
47 Serta Simmons Bedding, LLC,
Term Loan(5)
10.793% 1-Month LIBOR 7.500% 8/10/23 B- 45,369
249 Weber-Stephen Products
LLC, Term Loan B
7.004% 1-Month LIBOR 3.250% 10/30/27 CCC+ 208,168
2,454 Total Household Durables 2,057,169
Household Products - 0.5% (0.3% of Total Investments)
711 Reynolds Consumer Products
LLC, Term Loan
5.504% 1-Month LIBOR 1.750% 2/04/27 BBB- 699,024
Independent Power And Renewable Electricity Prod - 0.4% (0.3% of Total Investments)
560 Vistra Operations Company
LLC, Term Loan B3, First Lien
5.333% 1-Month LIBOR 1.750% 12/31/25 BBB- 556,083
Insurance - 3.9% (2.4% of Total Investments)
1,491 Acrisure, LLC, Term Loan B 7.254% 1-Month LIBOR 3.500% 2/15/27 B 1,388,437
495 Alliant Holdings
Intermediate, LLC, Term Loan
B4
6.980% 1-Month LIBOR 3.500% 11/06/27 B 478,734
497 AssuredPartners, Inc., Term
Loan
7.229% SOFR30A 3.500% 2/13/27 B 475,891
804 Asurion LLC, Term Loan B4,
Second Lien
9.004% 1-Month LIBOR 5.250% 1/15/29 B 564,139
215 Asurion LLC, Term Loan B7 6.754% 1-Month LIBOR 3.000% 11/03/24 Ba3 203,742
346 Asurion LLC, Term Loan B8 7.004% 1-Month LIBOR 3.250% 12/23/26 Ba3 308,165
487 Asurion LLC, Term Loan B9 7.004% 1-Month LIBOR 3.250% 7/31/27 Ba3 430,835
297 Broadstreet Partners, Inc.,
Term Loan B2
7.004% 1-Month LIBOR 3.250% 1/27/27 B1 285,493
327 Hub International Limited,
Term Loan B
7.380% 3-Month LIBOR 3.250% 4/25/25 B 321,460
626 Hub International Limited,
Term Loan B
6.995% 3-Month LIBOR 3.000% 4/25/25 B 615,123
172 Ryan Specialty Group, LLC,
Term Loan
6.829% SOFR30A 3.000% 9/01/27 BB- 169,624
5,757 Total Insurance 5,241,643
Interactive Media & Services - 0.2% (0.1% of Total Investments)
507 Rackspace Technology
Global, Inc., Term Loan B,
(DD1)
5.617% 3-Month LIBOR 2.750% 2/09/28 B1 323,848
507 Total Interactive Media & Services 323,848
Internet & Direct Marketing Retail - 0.7% (0.4% of Total Investments)
739 CNT Holdings I Corp, Term
Loan
7.239% SOFR90A 3.500% 11/08/27 B 721,020
35 Medical Solutions Holdings,
Inc., Term Loan
7.874% 3-Month LIBOR 3.500% 11/01/28 B1 33,357
214 Medical Solutions Holdings,
Inc., Term Loan, First Lien
7.174% 3-Month LIBOR 3.500% 11/01/28 B1 207,334
988 Total Internet & Direct Marketing Retail 961,711

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
IT Services - 4.7% (2.9% of Total Investments)
$ 917 Ahead DB Holdings, LLC,
Term Loan B
7.430% 3-Month LIBOR 3.750% 10/16/27 B+ $ 897,077
124 iQor US Inc., Exit Term Loan 11.254% 1-Month LIBOR 7.500% 9/15/27 B1 123,725
484 Peraton Corp., Term Loan B 7.504% 1-Month LIBOR 3.750% 2/01/28 BB- 466,632
437 Perforce Software, Inc., Term
Loan B
7.504% 1-Month LIBOR 3.750% 7/01/26 B2 404,882
708 Sabre GLBL Inc., Term Loan B 5.754% 1-Month LIBOR 2.000% 2/22/24 Ba3 695,888
1,250 Syniverse Holdings, Inc., Term
Loan
10.553% SOFR90A 7.000% 5/10/29 B- 1,075,625
835 Tempo Acquisition LLC, Term
Loan B
6.729% CME Term
SOFR 1 Month
3.000% 8/31/28 BB- 825,183
1,152 Travelport Finance
(Luxembourg) S.a.r.l., Term
Loan, (cash 3.500%, PIK
6.500%)
6.212% 3-Month LIBOR 7.250% 2/28/25 B- 1,142,720
720 WEX Inc., Term Loan 6.004% 1-Month LIBOR 2.250% 4/01/28 Ba2 707,717
6,627 Total IT Services 6,339,449
Leisure Products - 0.4% (0.2% of Total Investments)
158 Hayward Industries, Inc.,
Term Loan
6.254% 1-Month LIBOR 2.500% 5/28/28 BB 148,805
384 SRAM, LLC , Term Loan B 6.162% 1 + 3 Month
LIBOR
2.750% 5/18/28 BB- 373,607
542 Total Leisure Products 522,412
Life Sciences Tools & Services - 0.4% (0.2% of Total Investments)
177 Avantor Funding, Inc., Term
Loan B5
6.004% 1-Month LIBOR 2.250% 11/06/27 BB+ 173,711
351 ICON Luxembourg S.A.R.L.,
Term Loan
5.938% 3-Month LIBOR 2.250% 7/01/28 BB+ 348,145
528 Total Life Sciences Tools & Services 521,856
Machinery - 2.7% (1.7% of Total Investments)
995 Ali Group North America
Corporation, Term Loan B
5.843% 1-Month LIBOR 2.000% 10/13/28 Baa3 978,931
729 Alliance Laundry Systems
LLC, Term Loan B
7.409% 3-Month LIBOR 3.500% 10/08/27 B 705,152
676 Gardner Denver, Inc., Term
Loan B2
5.579% CME Term
SOFR 1 Month
1.750% 2/28/27 BB+ 663,125
739 Gates Global LLC, Term Loan
B3
6.254% 1-Month LIBOR 2.500% 3/31/27 Ba3 720,277
218 Grinding Media Inc., Term
Loan B
7.516% 3-Month LIBOR 4.000% 10/12/28 B 187,852
494 Madison IAQ LLC, Term Loan 6.815% 3-Month LIBOR 3.250% 6/21/28 B 447,940
3,851 Total Machinery 3,703,277
Media - 8.0% (4.9% of Total Investments)
663 ABG Intermediate Holdings 2
LLC, Term Loan B1
7.329% SOFR30A 3.500% 12/21/28 B1 638,738
80 ABG Intermediate Holdings 2
LLC, Term Loan, Second Lien
9.829% SOFR30A 6.000% 12/20/29 CCC+ 74,500
960 Cengage Learning, Inc., Term
Loan B
7.814% 3-Month LIBOR 4.750% 7/14/26 B 852,665
65 Checkout Holding Corp., First
Out Term Loan
11.254% 1-Month LIBOR 7.500% 2/15/23 N/R 53,541
126 Checkout Holding Corp., Last
Out Term Loan, (cash 2.000,
PIK 9.500%)
7.127% 1-Month LIBOR 1.000% 8/15/23 N/R 37,843

Nuveen Short Duration Credit Opportunities Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JSD
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Media (continued)
$ 2,407 Clear Channel Outdoor
Holdings, Inc., Term Loan B,
(DD1)
7.584% 1 + 3 Month
LIBOR
3.500% 8/21/26 B1 $ 2,211,285
215 CSC Holdings, LLC, Term
Loan
5.662% 1-Month LIBOR 2.250% 1/15/26 BB- 208,794
703 CSC Holdings, LLC, Term
Loan B1
5.662% 1-Month LIBOR 2.250% 7/17/25 BB- 682,160
170 CSC Holdings, LLC, Term
Loan B5
5.912% 1-Month LIBOR 2.500% 4/15/27 BB- 162,048
109 Cumulus Media New
Holdings Inc., Term Loan B
7.504% 1-Month LIBOR 3.750% 3/31/26 B 103,257
1,928 DirecTV Financing, LLC, Term
Loan
8.754% 1-Month LIBOR 5.000% 8/02/27 BBB- 1,842,481
237 Dotdash Meredith Inc, Term
Loan B
7.120% 1-Month LIBOR 4.000% 12/01/28 BB- 212,158
483 E.W. Scripps Company (The),
Term Loan B2
6.316% 1-Month LIBOR 2.563% 5/01/26 BB 473,700
1,293 iHeartCommunications, Inc.,
Term Loan
6.754% 1-Month LIBOR 3.000% 5/01/26 BB- 1,224,545
4 LCPR Loan Financing LLC,
Term Loan B
7.162% 1-Month LIBOR 3.750% 10/15/28 BB+ 4,190
752 McGraw-Hill Global
Education Holdings, LLC,
Term Loan
8.068% 3 + 6 Month
LIBOR
4.750% 7/30/28 BB+ 698,983
337 Nexstar Broadcasting, Inc.,
Term Loan B4
6.254% 1-Month LIBOR 2.500% 9/18/26 BBB- 333,902
122 Outfront Media Capital LLC,
Term Loan B
5.504% 1-Month LIBOR 1.750% 11/18/26 Ba1 116,802
108 Radiate Holdco, LLC, Term
Loan B
7.004% 1-Month LIBOR 3.250% 9/25/26 B1 99,114
57 Red Ventures, LLC, Term Loan
B2
6.254% 1-Month LIBOR 2.500% 11/08/24 BB+ 55,678
339 Sinclair Television Group Inc.,
Term Loan B2B
6.260% 1-Month LIBOR 2.500% 9/30/26 Ba2 321,591
417 Ziggo Financing Partnership,
Term Loan I
5.912% 1-Month LIBOR 2.500% 4/30/28 BB 407,033
11,575 Total Media 10,815,008
Multiline Retail - 0.3% (0.2% of Total Investments)
233 Belk, Inc., Term Loan 10.480% 3-Month LIBOR 7.500% 7/31/25 B- 206,834
1,113 Belk, Inc., Term Loan, (cash
5.000%, PIK 8.000%)
13.000% 3-Month LIBOR 4.000% 7/31/25 CCC- 206,808
1,346 Total Multiline Retail 413,642
Oil, Gas & Consumable Fuels - 3.9% (2.4% of Total Investments)
638 BCP Renaissance Parent LLC,
Term Loan B3
7.053% SOFR90A 3.500% 10/31/26 B+ 626,501
630 Buckeye Partners, L.P., Term
Loan B
5.365% 1-Month LIBOR 2.250% 11/01/26 BBB- 623,414
159 EG America LLC, Term Loan 7.674% 3-Month LIBOR 4.000% 2/05/25 B- 144,350
716 Freeport LNG Investments,
LLLP, Term Loan A
5.802% 3-Month LIBOR 3.000% 11/16/26 N/R 672,335
909 Gulf Finance, LLC, Term Loan 10.225% 1-Month LIBOR 6.750% 8/25/26 B 737,646
125 M6 ETX Holdings II Midco
LLC, Term Loan B
8.067% CME Term
SOFR 1 Month
4.500% 8/11/29 B+ 124,401
864 QuarterNorth Energy
Holding Inc., Exit Term Loan,
Second Lien
11.754% 1-Month LIBOR 8.000% 8/27/26 B 861,241
432 TransMontaigne Operating
Company L.P., Term Loan B
7.031% 1-Month LIBOR 3.500% 11/05/28 BB 418,155

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Oil, Gas & Consumable Fuels (continued)
$ 1,104 Traverse Midstream Partners
LLC, Term Loan
7.977% SOFR30A 4.250% 9/27/24 B+ $ 1,094,722
5,577 Total Oil, Gas & Consumable Fuels 5,302,765
Personal Products - 0.6% (0.4% of Total Investments)
142 Conair Holdings, LLC, Term
Loan B
7.424% 3-Month LIBOR 3.750% 5/17/28 B- 120,918
72 Coty Inc., Term Loan B 5.448% 1-Month LIBOR 2.250% 4/05/25 BB- 70,542
– (7) Kronos Acquisition Holdings
Inc., Term Loan B
6.820% 3-Month LIBOR 3.750% 12/22/26 B2 78
2,141 Revlon Consumer Products
Corporation, Term Loan B,
(DD1)(5)
5.576% 6-Month LIBOR 3.500% 9/07/23 N/R 682,290
2,355 Total Personal Products 873,828
Pharmaceuticals - 3.8% (2.3% of Total Investments)
471 Bausch Health Companies
Inc., Term Loan B
8.624% CME Term
SOFR 1 Month
5.250% 1/27/27 B 353,667
304 Catalent Pharma Solutions
Inc., Term Loan B3
5.625% 1-Month LIBOR 2.000% 2/22/28 BBB- 301,389
304 Elanco Animal Health
Incorporated, Term Loan B
4.878% 1-Month LIBOR 1.750% 8/01/27 BBB- 293,818
1,862 Jazz Financing Lux S.a.r.l.,
Term Loan
7.254% 1-Month LIBOR 3.500% 5/05/28 BB+ 1,843,172
942 Mallinckrodt International
Finance S.A., Term Loan,
(DD1)
8.733% 3-Month LIBOR 5.250% 9/30/27 B3 771,381
487 Mallinckrodt International
Finance SA, Term Loan, (WI/
DD)
TBD TBD TBD TBD B3 396,619
931 Organon & Co, Term Loan 6.188% 3-Month LIBOR 3.000% 6/02/28 BB 910,569
272 Perrigo Investments, LLC,
Term Loan B
6.329% SOFR30A 2.500% 4/05/29 Baa3 269,254
5,573 Total Pharmaceuticals 5,139,869
Professional Services - 2.0% (1.2% of Total Investments)
188 CHG Healthcare Services Inc.,
Term Loan
7.624% 3-Month LIBOR 3.250% 9/30/28 B1 182,927
316 Creative Artists Agency, LLC ,
Term Loan B
7.504% 1-Month LIBOR 3.750% 11/26/26 B 313,594
401 Dun & Bradstreet
Corporation (The), Term Loan
6.846% 1-Month LIBOR 3.250% 2/08/26 BB+ 395,712
722 EAB Global, Inc., Term Loan 7.254% 1-Month LIBOR 3.500% 8/16/28 B2 690,455
219 Physician Partners LLC, Term
Loan
7.829% SOFR30A 4.000% 2/01/29 B 207,234
150 R1 RCM, Inc., Term Loan B 6.729% SOFR30A 3.000% 5/12/29 BBB- 149,250
743 Verscend Holding Corp.,
Term Loan B
7.754% 1-Month LIBOR 4.000% 8/27/25 BB- 735,048
2,739 Total Professional Services 2,674,220

Nuveen Short Duration Credit Opportunities Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JSD
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Real Estate Management & Development - 0.2% (0.1% of Total Investments)
$ 334 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
6.504% 1-Month LIBOR 2.750% 8/21/25 BB $ 327,519
Road & Rail - 2.0% (1.2% of Total Investments)
309 First Student Bidco Inc, Term
Loan B
6.642% 3-Month LIBOR 3.000% 7/21/28 BB+ 291,942
115 First Student Bidco Inc, Term
Loan C
6.642% 3-Month LIBOR 3.000% 7/21/28 BB+ 108,186
975 Genesee & Wyoming Inc.
(New), Term Loan
5.674% 3-Month LIBOR 2.000% 12/30/26 BB+ 964,236
538 Hertz Corporation, (The),
Term Loan B
7.004% 1-Month LIBOR 3.250% 6/30/28 BB+ 519,490
103 Hertz Corporation, (The),
Term Loan C
7.004% 1-Month LIBOR 3.250% 6/30/28 BB+ 99,353
722 XPO Logistics, Inc., Term
Loan B
4.936% 1-Month LIBOR 1.750% 2/24/25 Baa3 712,436
2,762 Total Road & Rail 2,695,643
Semiconductors & Semiconductor Equipment - 0.8% (0.5% of Total Investments)
232 Bright Bidco B.V., Term Loan 10.903% CME Term
SOFR 3 Month
8.000% 2/28/23 Ba1 233,964
1,977 Bright Bidco B.V., Term Loan
B(5)
0.000% N/A 0.000% 6/30/24 D 666,534
220 Entegris, Inc., Term Loan B 6.163% SOFR30A + 3
Month LIBOR
3.000% 7/06/29 Baa3 219,295
2,429 Total Semiconductors & Semiconductor Equipment 1,119,793
Software - 17.4% (10.6% of Total Investments)
461 Apttus Corporation, Term
Loan
8.665% 3-Month LIBOR 4.250% 5/06/28 BB 425,337
215 Avaya, Inc., Term Loan 13.376% SOFR30A 10.000% 12/15/27 Caa2 136,256
639 Banff Merger Sub Inc, Term
Loan
7.504% 1-Month LIBOR 3.750% 10/02/25 B2 615,373
226 Camelot U.S. Acquisition LLC,
Term Loan B
6.754% 1-Month LIBOR 3.000% 10/31/26 B1 222,397
164 CCC Intelligent Solutions Inc.,
Term Loan B
6.004% 1-Month LIBOR 2.250% 9/21/28 B+ 160,761
710 CDK Global, Inc., Term Loan
B
8.112% SOFR90A 4.500% 6/09/29 B+ 696,688
951 Ceridian HCM Holding Inc.,
Term Loan B
6.254% 1-Month LIBOR 2.500% 4/30/25 B+ 921,684
1,000 DTI Holdco, Inc., Term Loan 8.844% SOFR90A 4.750% 4/21/29 B2 927,000
136 Dynatrace LLC, Term Loan,
First Lien
6.004% 1-Month LIBOR 2.250% 8/23/25 BB+ 135,223
1,743 Epicor Software Corporation,
Term Loan
7.004% 1-Month LIBOR 3.250% 7/31/27 B2 1,662,897
869 Finastra USA, Inc., Term Loan,
First Lien
6.871% 3-Month LIBOR 3.500% 6/13/24 B+ 789,187
1,824 Greeneden U.S. Holdings II,
LLC, Term Loan B4
7.754% 1-Month LIBOR 4.000% 12/01/27 B2 1,782,823
155 Greenway Health, LLC, Term
Loan, First Lien
7.500% 1-Month LIBOR 3.750% 2/16/24 B- 134,605
1,393 Informatica LLC, Term Loan B 6.563% 1-Month LIBOR 2.750% 10/14/28 BB- 1,360,202
343 iQor US Inc., Second Out
Term Loan
11.254% 1-Month LIBOR 7.500% 11/19/25 CCC+ 268,352
429 MA FinanceCo., LLC, Term
Loan B
7.418% 3-Month LIBOR 4.250% 6/05/25 BB+ 428,565
866 McAfee, LLC, Term Loan B 6.870% SOFR30A 3.750% 2/03/29 BB+ 795,291
1,750 NortonLifeLock Inc., Term
Loan B
5.829% SOFR30A 2.000% 1/28/29 BBB- 1,711,360

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Software (continued)
$ 500 Polaris Newco LLC, Term
Loan B
7.754% 1-Month LIBOR 4.000% 6/04/28 B2 $ 458,228
246 Project Ruby Ultimate Parent
Corp., Term Loan
7.004% 1-Month LIBOR 3.250% 3/10/28 B 232,495
488 Proofpoint, Inc., Term Loan,
First Lien
6.320% 3-Month LIBOR 3.250% 8/31/28 BB- 465,872
169 RealPage, Inc, Term Loan,
First Lien
6.754% 1-Month LIBOR 3.000% 4/22/28 B+ 158,723
1,510 Seattle Spinco, Inc., Term
Loan B3
6.504% 1-Month LIBOR 2.750% 6/21/24 BB+ 1,497,802
1,206 Seattle Spinco, Inc., Term
Loan B5
7.591% SOFR30A 4.000% 1/14/27 BB+ 1,197,772
538 Sophia, L.P., Term Loan B 7.174% 3-Month LIBOR 3.500% 10/07/27 B2 518,963
413 SS&C European Holdings
Sarl, Term Loan B4
5.504% 1-Month LIBOR 1.750% 4/16/25 BB+ 405,182
509 SS&C Technologies Inc., Term
Loan B3
5.504% 1-Month LIBOR 1.750% 4/16/25 BB+ 499,119
947 SS&C Technologies Inc., Term
Loan B5
5.504% 1-Month LIBOR 1.750% 4/16/25 BB+ 929,044
119 SS&C Technologies Inc., Term
Loan B6
6.079% SOFR30A 2.250% 3/22/29 BB+ 117,053
180 SS&C Technologies Inc., Term
Loan B7
6.079% SOFR30A 2.250% 3/22/29 BB+ 176,371
864 Ultimate Software Group Inc
(The), Term Loan
6.998% 3-Month LIBOR 3.250% 5/03/26 B1 835,470
485 Ultimate Software Group Inc
(The), Term Loan B
7.504% 1-Month LIBOR 3.750% 5/03/26 B1 472,763
375 Vision Solutions, Inc., Term
Loan
8.358% 3-Month LIBOR 4.000% 5/28/28 B2 323,387
1,190 Zelis Healthcare Corporation,
Term Loan
7.254% 1-Month LIBOR 3.500% 9/30/26 B 1,175,124
829 ZoomInfo LLC, Term Loan B 6.754% 1-Month LIBOR 3.000% 2/01/26 BB+ 826,502
24,442 Total Software 23,463,871
Specialty Retail - 4.5% (2.7% of Total Investments)
369 Academy, Ltd., Term Loan 6.878% 1-Month LIBOR 3.750% 11/06/27 BB 365,048
506 Avis Budget Car Rental, LLC,
Term Loan B
5.510% 1-Month LIBOR 1.750% 8/06/27 BB+ 489,618
453 Avis Budget Car Rental, LLC,
Term Loan C
7.329% SOFR30A 3.500% 3/15/29 BB+ 449,718
85 Driven Holdings, LLC, Term
Loan B
3.517% 3-Month LIBOR 3.000% 12/17/28 B2 82,249
603 Jo-Ann Stores, Inc., Term
Loan B1, (DD1)
9.077% 3-Month LIBOR 4.750% 6/30/28 B- 409,873
578 LBM Acquisition LLC, Term
Loan B
7.121% 6-Month LIBOR 3.750% 12/18/27 B+ 497,902
215 Les Schwab Tire Centers,
Term Loan B
6.580% 3-Month LIBOR 3.250% 11/02/27 B 209,310
2,716 PetSmart, Inc., Term Loan B 7.500% 1-Month LIBOR 3.750% 2/12/28 BB- 2,620,021
643 Restoration Hardware, Inc.,
Term Loan B
6.254% 1-Month LIBOR 2.500% 10/15/28 BB 603,523
144 SRS Distribution Inc., Term
Loan
7.329% CME Term
SOFR 1 Month
3.500% 6/04/28 B- 134,019
201 Staples, Inc., Term Loan 7.782% 3-Month LIBOR 5.000% 4/12/26 B 175,434
6,513 Total Specialty Retail 6,036,715

Nuveen Short Duration Credit Opportunities Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JSD
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Technology Hardware, Storage & Peripherals - 0.3% (0.2% of Total Investments)
$ 388 NCR Corporation, Term Loan 6.920% 3-Month LIBOR 2.500% 8/28/26 BB+ $ 373,450
Textiles, Apparel & Luxury Goods - 0.4% (0.3% of Total Investments)
510 Birkenstock GmbH & Co. KG,
Term Loan B
5.098% 6-Month LIBOR 3.250% 4/28/28 BB- 486,415
99 New Trojan Parent, Inc., Term
Loan, First Lien
6.784% 1-Month LIBOR 3.250% 1/06/28 B- 74,965
609 Total Textiles, Apparel & Luxury Goods 561,380
Trading Companies & Distributors - 0.6% (0.4% of Total Investments)
494 Core & Main LP, Term Loan B 6.756% 1 + 6 Month
LIBOR
2.500% 6/10/28 B+ 482,810
384 Resideo Funding Inc., Term
Loan
5.288% 3-Month LIBOR 2.250% 2/12/28 BBB- 379,110
878 Total Trading Companies & Distributors 861,920
Transportation Infrastructure - 1.2% (0.7% of Total Investments)
924 Brown Group Holding, LLC,
Term Loan B
6.254% 1-Month LIBOR 2.500% 4/22/28 B+ 900,505
300 Brown Group Holding, LLC,
Term Loan B2
7.419% SOFR30A 3.750% 6/09/29 B+ 297,750
397 KKR Apple Bidco, LLC, Term
Loan
6.504% 1-Month LIBOR 2.750% 9/23/28 B+ 385,799
1,621 Total Transportation Infrastructure 1,584,054
Wireless Telecommunication Services - 1.7% (1.0% of Total Investments)
494 GOGO Intermediate
Holdings LLC, Term Loan B
8.165% 3-Month LIBOR 3.750% 4/30/28 B+ 486,097
1,580 Intelsat Jackson Holdings
S.A., Term Loan B
7.445% SOFR180A 4.500% 1/27/29 BB- 1,526,929
247 MetroNet Systems Holdings,
LLC, Term Loan, First Lien
7.145% SOFR30A 3.750% 6/02/28 B 241,334
2,321 Total Wireless Telecommunication Services 2,254,360
$ 200,475 Total Variable Rate Senior Loan Interests (cost $196,515,934) 182,438,805
Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
X 30,192,483 CORPORATE BONDS - 22.3% (13.6% of Total Investments)
X 30,192,483
Aerospace & Defense - 0.3% (0.2% of Total Investments)
$ 510 TransDigm Inc 4.625% 1/15/29 B- $ 434,280
Airlines - 0.5% (0.3% of Total Investments)
340 Delta Air Lines Inc 3.750% 10/28/29 Baa3 280,017
267 United Airlines Inc, 144A 4.625% 4/15/29 Ba1 228,363
201 United Airlines Inc, 144A 4.375% 4/15/26 Ba1 183,444
808 Total Airlines 691,824
Auto Components - 0.7% (0.4% of Total Investments)
730 Adient Global Holdings Ltd, 144A 4.875% 8/15/26 BB- 653,350
320 Dana Financing Luxembourg Sarl, 144A 5.750% 4/15/25 BB+ 311,152
1,050 Total Auto Components 964,502

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (4) Value
Chemicals - 0.3% (0.2% of Total Investments)
$ 380 Rayonier AM Products Inc, 144A 7.625% 1/15/26 B+ $ 330,323
Commercial Services & Supplies - 0.9% (0.6% of Total Investments)
507 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 B- 465,926
384 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.750% 4/15/26 BB- 373,766
500 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
3.375% 8/31/27 BB- 432,745
1,391 Total Commercial Services & Supplies 1,272,437
Communications Equipment - 1.5% (0.9% of Total Investments)
3,434 Avaya Inc, 144A 6.125% 9/15/28 Caa2 1,442,932
375 Commscope Inc, 144A 8.250% 3/01/27 CCC+ 332,926
340 Commscope Inc, 144A 4.750% 9/01/29 B1 287,584
4,149 Total Communications Equipment 2,063,442
Containers & Packaging - 0.1% (0.1% of Total Investments)
200 Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen
Group Issuer LLC, 144A
4.375% 9/30/28 B+ 175,000
Diversified Telecommunication Services - 1.2% (0.8% of Total Investments)
220 Frontier Communications Holdings LLC, 144A 5.000% 5/01/28 BB+ 192,500
300 Frontier Communications Holdings LLC 5.875% 11/01/29 CCC+ 233,704
340 Frontier Communications Holdings LLC, 144A 6.000% 1/15/30 BB- 265,880
1,037 Frontier Communications Holdings LLC, 144A 5.875% 10/15/27 BB+ 953,860
1,897 Total Diversified Telecommunication Services 1,645,944
Electric Utilities - 0.4% (0.2% of Total Investments)
1,175 Bruce Mansfield Unit 1 2007 Pass Through Trust (5) 6.850% 6/01/34 N/R 1,469
330 Pacific Gas and Electric Co 4.550% 7/01/30 BBB- 289,034
240 PG&E Corp 5.000% 7/01/28 BB 216,311
1,745 Total Electric Utilities 506,814
Electronic Equipment, Instruments & Components - 0.4% (0.3% of Total Investments)
681 Imola Merger Corp, 144A 4.750% 5/15/29 BB+ 587,158
Energy Equipment & Services - 0.2% (0.1% of Total Investments)
300 Weatherford International Ltd, 144A 8.625% 4/30/30 B- 282,750
Entertainment - 1.3% (0.8% of Total Investments)
1,915 AMC Entertainment Holdings Inc, (cash 10.000%, PIK
12.000%), 144A
10.000% 6/15/26 CCC- 1,014,950
1,030 Diamond Sports Group LLC / Diamond Sports Finance
Co, 144A
5.375% 8/15/26 CCC+ 206,000
1,775 Diamond Sports Group LLC / Diamond Sports Finance
Co, 144A
6.625% 8/15/27 CCC- 86,531
500 Lions Gate Capital Holdings LLC, 144A 5.500% 4/15/29 B- 379,495
5,220 Total Entertainment 1,686,976
Health Care Equipment & Supplies - 0.2% (0.1% of Total Investments)
340 Mozart Debt Merger Sub Inc, 144A 3.875% 4/01/29 BB- 277,780
Health Care Providers & Services - 2.1% (1.3% of Total Investments)
50 HCA Inc 5.375% 2/01/25 BBB- 49,369
1,000 Legacy LifePoint Health LLC, 144A 4.375% 2/15/27 B1 788,477
1,011 LifePoint Health Inc, 144A 5.375% 1/15/29 CCC+ 645,887
201 Tenet Healthcare Corp, 144A 4.875% 1/01/26 BB- 189,945

Nuveen Short Duration Credit Opportunities Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JSD
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (4) Value
Health Care Providers & Services (continued)
$ 485 Tenet Healthcare Corp, 144A 6.250% 2/01/27 B1 $ 462,845
725 Tenet Healthcare Corp, 144A 6.125% 10/01/28 B+ 627,488
51 Tenet Healthcare Corp 4.625% 7/15/24 BB- 49,725
3,523 Total Health Care Providers & Services 2,813,736
Hotels, Restaurants & Leisure - 1.1% (0.7% of Total Investments)
205 BC ULC / New Red Finance Inc, 144A 3.500% 2/15/29 BB+ 171,688
1,063 BC ULC / New Red Finance Inc, 144A 4.000% 10/15/30 B+ 867,674
267 Caesars Entertainment Inc, 144A 6.250% 7/01/25 B1 260,520
201 Life Time Inc, 144A 5.750% 1/15/26 B 186,930
1,736 Total Hotels, Restaurants & Leisure 1,486,812
Independent Power Producers & Energy Traders - 0.7% (0.4% of Total Investments)
668 Talen Energy Supply LLC, 144A (5) 7.625% 6/01/28 N/R 685,338
300 Ziggo Bond Co BV, 144A 6.000% 1/15/27 B- 269,909
968 Total Independent Power Producers & Energy Traders 955,247
Insurance - 0.1% (0.1% of Total Investments)
105 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
4.250% 10/15/27 B 94,513
Interactive Media & Services - 0.4% (0.2% of Total Investments)
746 Rackspace Technology Global Inc, 144A 3.500% 2/15/28 B1 492,630
Internet Software & Services - 0.5% (0.3% of Total Investments)
1,648 Rackspace Technology Global Inc, 144A 5.375% 12/01/28 CCC+ 693,709
IT Services - 0.3% (0.2% of Total Investments)
500 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 CCC+ 406,035
Media - 2.8% (1.7% of Total Investments)
300 Clear Channel Outdoor Holdings Inc, 144A 7.750% 4/15/28 CCC 244,815
1,273 CSC Holdings LLC, 144A 3.375% 2/15/31 BB- 922,925
396 iHeartCommunications Inc 8.375% 5/01/27 B- 355,616
1,075 iHeartCommunications Inc, 144A 5.250% 8/15/27 BB- 978,433
2 iHeartCommunications Inc 6.375% 5/01/26 BB- 2,424
145 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 BB+ 122,162
465 McGraw-Hill Education Inc, 144A 5.750% 8/01/28 BB+ 409,433
980 VZ Secured Financing BV, 144A 5.000% 1/15/32 BB 781,148
4,636 Total Media 3,816,956
Metals & Mining - 0.2% (0.1% of Total Investments)
320 First Quantum Minerals Ltd, 144A 6.875% 10/15/27 B+ 297,545
Oil, Gas & Consumable Fuels - 3.5% (2.1% of Total Investments)
500 Calumet Specialty Products Partners LP / Calumet
Finance Corp, 144A
8.125% 1/15/27 B- 473,222
1,150 Citgo Holding Inc, 144A 9.250% 8/01/24 B+ 1,151,064
385 Citgo Petroleum Corp, 144A 7.000% 6/15/25 BB 379,090
225 Gulfport Energy Corp, 144A 8.000% 5/17/26 BB- 224,325
201 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 6.250% 11/01/28 BB+ 188,940
201 MEG Energy Corp, 144A 5.875% 2/01/29 BB- 191,885
1,012 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 B+ 915,494
150 NGL Energy Partners LP / NGL Energy Finance Corp 7.500% 11/01/23 Caa1 146,250
150 NGL Energy Partners LP / NGL Energy Finance Corp 6.125% 3/01/25 Caa1 117,000
150 NGL Energy Partners LP / NGL Energy Finance Corp 7.500% 4/15/26 Caa1 109,328
121 PBF Holding Co LLC / PBF Finance Corp 7.250% 6/15/25 BB- 119,715

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (4) Value
Oil, Gas & Consumable Fuels (continued)
$ 750 PBF Holding Co LLC / PBF Finance Corp 6.000% 2/15/28 BB- $ 681,562
4,995 Total Oil, Gas & Consumable Fuels 4,697,875
Pharmaceuticals - 0.1% (0.0% of Total Investments)
228 Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A (5) 6.000% 6/30/28 N/R 10,260
90 Par Pharmaceutical Inc, 144A (5) 7.500% 4/01/27 N/R 68,797
318 Total Pharmaceuticals 79,057
Software - 0.3% (0.2% of Total Investments)
550 Condor Merger Sub Inc, 144A 7.375% 2/15/30 CCC+ 454,890
Specialty Retail - 1.7% (1.0% of Total Investments)
250 Hertz Corp, 144A 5.000% 12/01/29 B+ 198,037
1,625 Hertz Corp, 144A 4.625% 12/01/26 B+ 1,385,312
680 Michaels Cos Inc/The, 144A 7.875% 5/01/29 Caa1 379,100
250 PetSmart Inc / PetSmart Finance Corp, 144A 4.750% 2/15/28 BB- 228,223
100 PetSmart Inc / PetSmart Finance Corp, 144A 7.750% 2/15/29 B3 93,896
2,905 Total Specialty Retail 2,284,568
Wireless Telecommunication Services - 0.5% (0.3% of Total Investments)
880 Vmed O2 UK Financing I PLC, 144A 4.250% 1/31/31 BB+ 699,680
$ 42,501 Total Corporate Bonds (cost $35,717,934) 30,192,483
Shares Description (1) Value
X 6,593,037 COMMON STOCKS - 4.9% (3.0% of Total Investments)
X 6,593,037
Banks - 0.0% (0.0% of Total Investments)
12,051 iQor US Inc (8) $ 48,204
Communications Equipment - 0.1% (0.1% of Total Investments)
5,845 Windstream Services PE LLC (8) 87,675
Construction & Engineering - 0.0% (0.0% of Total Investments)
811 TNT Crane & Rigging Inc (8) 5,778
1,438 TNT Crane & Rigging Inc (8) 144
Total Construction & Engineering 5,922
Diversified Consumer Services - 0.1% (0.1% of Total Investments)
9,343 Cengage Learning Holdings II Inc (8) 114,452
Diversified Telecommunication Services - 0.0% (0.0% of Total Investments)
3,347 Windstream Services PE LLC (8) 50,205
Energy Equipment & Services - 2.1% (1.3% of Total Investments)
22,321 Quarternorth Energy Holding Inc (8) 2,700,841
28,730 Transocean Ltd (8) 105,726
3,779 Vantage Drilling International (8) 66,133
Total Energy Equipment & Services 2,872,700
Health Care - 0.3% (0.2% of Total Investments)
25,918 Onex Carestream Finance LP (8) 375,811
Health Care Providers & Services - 0.0% (0.0% of Total Investments)
12,290 Millennium Health LLC (8),(9) 1,831
11,533 Millennium Health LLC (8),(9) 565
Total Health Care Providers & Services 2,396

Nuveen Short Duration Credit Opportunities Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JSD
Shares Description (1) Value
Hotels, Restaurants & Leisure - 0.0% (0.0% of Total Investments)
116,526 24 Hour Fitness Worldwide Inc (8) $ 6,409
55,426 24 Hour Fitness Worldwide Inc (8) 33,256
Total Hotels, Restaurants & Leisure 39,665
Independent Power And Renewable Electricity Prod - 1.5% (0.9% of Total Investments)
25,367 Energy Harbor Corp (8),(10) 2,040,775
Internet & Direct Marketing Retail - 0.0% (0.0% of Total Investments)
1,905 Catalina Marketing Corp (8) 333
Marine - 0.0% (0.0% of Total Investments)
430 ACBL HLDG CORP (8) 14,190
Media - 0.0% (0.0% of Total Investments)
2 Cumulus Media Inc, Class A (8) 15
Multiline Retail - 0.0% (0.0% of Total Investments)
140 Belk Inc (8) 1,190
Oil, Gas & Consumable Fuels - 0.7% (0.4% of Total Investments)
2,748 California Resources Corp 123,962
4,943 Chord Energy Corp 756,724
Total Oil, Gas & Consumable Fuels 880,686
Professional Services - 0.1% (0.0% of Total Investments)
32,859 Skillsoft Corp (8) 58,818
Total Common Stocks (cost $8,466,578) 6,593,037
Shares Description (1) Value
X 1,444,412 WARRANTS - 1.1% (0.6% of Total Investments)
X 1,444,412
Energy Equipment & Services - 1.0% (0.6% of Total Investments)
9,459 Quarternorth Energy Holding Inc $ 1,144,539
18,744 Quarternorth Energy Holding Inc 93,720
9,732 Quarternorth Energy Holding Inc 77,856
Total Energy Equipment & Services 1,316,115
Entertainment - 0.0% (0.0% of Total Investments)
45,953 Cineworld Warrant –
Industrial Conglomerates - 0.0% (0.0% of Total Investments)
11,511 American Commercial Barge Line LLC 5,755
Marine - 0.1% (0.0% of Total Investments)
1,682 ACBL HLDG CORP 41,629
1,279 ACBL HLDG CORP 57,555
452 ACBL HLDG CORP 14,916
15,138 American Commercial Barge Line LLC 5,677
Total Marine 119,777
Oil, Gas & Consumable Fuels - 0.0% (0.0% of Total Investments)
188 California Resources Corp 2,670
Software - 0.0% (0.0% of Total Investments)
8,503 Avaya Holdings Corp 94

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Wireless Telecommunication Services - 0.0% (0.0% of Total Investments)
1 Intelsat SA/Luxembourg $ 1
Total Warrants (cost $947,179) 1,444,412
Shares Description (1) Coupon Ratings (4) Value
X 122,820 CONVERTIBLE PREFERRED SECURITIES - 0.1% (0.1% of Total Investments)
X 122,820
Communications Equipment - 0.0% (0.0% of Total Investments)
5,100 Riverbed technology inc 0.000% N/R $ 1,275
Marine - 0.1% (0.1% of Total Investments)
1,821 ACBL HLDG CORP 0.000% N/R 81,945
1,600 ACBL HLDG CORP 0.000% N/R 39,600
Total Marine 121,545
Total Convertible Preferred Securities (cost $188,458) 122,820
Total Long-Term Investments (cost $241,836,083) 220,791,557
Shares Description (1) Coupon Value
SHORT-TERM INVESTMENTS -  0.5% (0.3% of Total Investments)
660,328 INVESTMENT COMPANIES - 0.5% (0.3% of Total Investments)
X 660,328
660,328 BlackRock Liquidity Funds T-Fund Portfolio 3.542%(11) $ 660,328
Total Investment Companies (cost $660,328) 660,328
Total Short-Term Investments (cost $660,328) 660,328
Total Investments (cost $ 242,496,411 ) - 163 .8% 221,451,885
Borrowings - (11.8)% (12),(13) (16,000,000)
Taxable Fund Preferred Shares, net of deferred offering costs - (51.5)%(14) (69,644,324)
Other Assets Less Liabilities -  (0.5)% (629,137)
Net Assets Applicable to Common Shares - 100% $ 135,178,424

Nuveen Short Duration Credit Opportunities Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JSD
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Variable Rate Senior Loan Interests $ – $ 182,438,805 $ – $ 182,438,805
Corporate Bonds – 30,192,483 – 30,192,483
Common Stocks 1,045,245 5,545,396 2,396 6,593,037
Warrants 2,670 1,441,742 – 1,444,412
Convertible Preferred Securities – 122,820 – 122,820
Short-Term Investments:
Investment Companies 660,328 – – 660,328
Total
$ 1,708,243 $ 219,741,246 $ 2,396 $ 221,451,885
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(7) Principal Amount (000) rounds to less than $1,000.
(8) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(9) For fair value measurement disclosure purposes, investment classified as Level 3.
(10) Common Stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1 2007 Pass-Through Trust.
(11) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
(12) Borrowings as a percentage of Total Investments is 7.2%.
(13) The fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(14) Taxable Fund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 31.4%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
CME Chicago Mercantile Exchange
DD1 Portion of investment purchased on a delayed delivery basis.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SOFR
180A 180 Day Average Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD Purchased on a when-issued or delayed delivery basis.